PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PROPERTY, PLANT AND EQUIPMENT
F.	PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment include the following:

At December 31,	USEFUL LIVES	2011	2010
Land		$211.6	$200.7
Buildings and improvements	10-40 years	938.7	940.3
Machinery, equipment and production tooling	3-12 years	2,387.9	2,335.2
Construction in progress		552.2	176.0

		4,090.4	3,652.2
Less allowance for depreciation		(2,117.1)	(1,978.5)

		$1,973.3	$1,673.7